PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consisted of the following:

	As of March 31,
	2026	2025

At cost:
Leasehold improvement	$572,153	$576,573
Furniture and fixtures	51,975	52,376
Office equipment	8,655	5,447
Plant & machinery	3,011,415	2,958,295
Moulds	510,038	505,530
Sub-total	4,154,236	4,098,221
Less: accumulated depreciation	(3,923,541)	(3,881,698)
Total	$230,695	$216,523